Fair Value Measurement (Details 3) - Warrants [Member] - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Equity Price
Notional Amounts	$ 214,141	$ 265,576
Number of Warrants	2,234,373	2,234,373